Annual Operating Expenses {- Freedom 2030 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2030 Portfolio	Apr. 30, 2021
VIP Freedom 2030 Portfolio-Initial VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.59%
Total annual operating expenses	0.59%	[1]
VIP Freedom 2030 Portfolio-Service VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.59%
Total annual operating expenses	0.69%	[1]
VIP Freedom 2030 Portfolio-Service 2 VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.59%
Total annual operating expenses	0.84%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.